Regulatory Capital	3 Months Ended
Jan. 31, 2019
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Regulatory Capital

NOTE 21:  REGULATORY CAPITAL

The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives.

During the three months ended January 31, 2019, the Bank complied with the OSFI Basel III guidelines related to capital ratios and the leverage ratio. Effective January 1, 2016, OSFI's target Common Equity Tier 1 (CET1), Tier 1, and Total Capital ratios for Canadian banks designated as domestic systemically important banks (D-SIBs) includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. In addition, on June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public Domestic Stability Buffer (DSB) which is held by D-SIBs against Pillar 2 risks. The current buffer is set at 1.5% of total risk-weighted assets (RWA) and must be met with CET1 Capital, effectively raising the CET1 target to 9.5%.

The following table summarizes the Bank's regulatory capital positions as at January 31, 2019 and October 31, 2018.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)		As at
	January 31 2019	October 31 2018
Capital
Common Equity Tier 1 Capital	$52,668	$52,389
Tier 1 Capital	59,396	59,735
Total Capital	69,968	70,434
Risk-weighted assets used in the calculation of capital ratios[1]
Common Equity Tier 1 Capital	$439,324	$435,632
Tier 1 Capital	439,324	435,780
Total Capital	439,324	435,927
Capital and leverage ratios
Common Equity Tier 1 Capital ratio[1]	12.0%	12.0%
Tier 1 Capital ratio[1]	13.5	13.7
Total Capital ratio[1]	15.9	16.2
Leverage ratio	4.1	4.2

[1]

In accordance with the final Capital Adequacy Requirements guideline, the Credit Valuation Adjustment (CVA) capital charge is being phased in until the first quarter of 2019. Each capital ratio has its own RWA measure due to the OSFI prescribed scalar for inclusion of the CVA. For fiscal 2018, the scalars for inclusion of CVA for CET1, Tier 1, and Total Capital RWA were 80%, 83%, and 86%, respectively. For fiscal 2019, the corresponding scalars are all 100%.